Nuveen Multi-Market Income Fund
Portfolio of Investments March 31, 2023
(Unaudited)
JMM
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 135.0%   (95.8% of Total Investments)
X 57,288,637.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 93.9% (66.6% of Total Investments)
X 57,288,637
$ 128 321 Henderson Receivables VI LLC, Series 2010-1A,
144A
9.310% 7/15/61 Aaa $ 130,410
500 ACRE Commercial Mortgage 2021-FL4 Ltd, (1-Month
LIBOR reference rate + 2.600% spread), 2021 FL4,
144A(3)
7.361% 12/18/37 N/R 478,158
500 Adams Outdoor Advertising LP, Series 2018-1B, 2018 1,
144A
5.653% 11/15/48 BBB 474,143
500 AGL CLO 19 Ltd, (TSFR3M reference rate + 2.750%
spread), 2022 19A, 144A(3)
7.403% 7/21/35 AA 501,608
400 AIMCO CLO Series 2017-A, (3-Month LIBOR reference
rate + 1.500% spread), 2017 AA, 144A(3)
6.308% 4/20/34 AA 386,492
36 Alternative Loan Trust 2003-J3, 2003 J3 5.250% 11/25/33 N/R 33,556
50 Alternative Loan Trust 2004-J2, 2004 J2 6.500% 3/25/34 AAA 48,592
1,615 American Homes 4 Rent 2015-SFR2 Trust, 2015 SFR2,
144A
0.000% 10/17/52 N/R 16
175 AMSR 2019-SFR1 Trust, 2019 SFR1, 144A 3.247% 1/19/39 A1 161,237
15 Bayview Financial Mortgage Pass-Through Trust, Series
2006-C, 2006 C
6.352% 11/28/36 Caa3 13,075
1,150 Benchmark 2019-B9 Mortgage Trust, 2019 B9(WI/DD) 3.751% 3/15/52 AAA 1,063,584
275 Carmax Auto Owner Trust 2019-4, 2019 4 2.800% 4/15/26 AA 268,026
500 CARS-DB4 LP, 2020 1A, 144A 4.520% 2/15/50 BBB 450,893
500 Carvana Auto Receivables Trust 2022-P3, 2022 P3 5.540% 11/10/28 A 471,770
250 Century Plaza Towers 2019-CPT, 2019 CPT, 144A 2.997% 11/13/39 N/R 158,544
903 CF Hippolyta Issuer LLC, 2020 1, 144A 2.600% 7/15/60 A- 765,685
400 CIFC Funding 2020-II Ltd, (3-Month LIBOR reference rate
+ 1.600% spread), 2020 2A, 144A(3)
6.408% 10/20/34 AA 388,962
150 Citigroup Commercial Mortgage Trust 2014-GC23, 2014
GC23
4.578% 7/10/47 A3 141,660
425 Citigroup Commercial Mortgage Trust 2015-GC29, 2015
GC29
4.140% 4/10/48 A- 387,509
600 Citigroup Commercial Mortgage Trust 2016-P5, 2016 P5,
144A
3.000% 10/10/49 BBB- 421,582
450 Citigroup Commercial Mortgage Trust 2018-TBR,
(1-Month LIBOR reference rate + 1.925% spread), 2018
TBR, 144A(3)
6.609% 12/15/36 BBB- 431,815
241 Citigroup Commercial Mortgage Trust 2019-GC41, 2019
GC41
3.502% 8/10/56 A- 184,282
61 Citigroup Global Markets Mortgage Securities VII Inc,
2003 1, 144A
6.000% 9/25/33 N/R 39,795
500 COMM 2013-LC13 Mortgage Trust, 2013 LC13, 144A 5.255% 8/10/46 BB- 468,135
775 COMM 2015-CCRE22 Mortgage Trust, 2015 CR22 4.070% 3/10/48 A- 703,911
450 COMM 2015-CCRE25 Mortgage Trust, 2015 CR25 4.518% 8/10/48 A- 408,849
540 COMM 2015-CCRE26 Mortgage Trust, 2015 CR26 4.467% 10/10/48 A 486,351
108 COMM 2015-LC23 Mortgage Trust, 2015 LC23 4.565% 10/10/48 A- 98,336
35 Commonbond Student Loan Trust 2017-B-GS, 2017
BGS, 144A
4.440% 9/25/42 Aa3 30,752
500 Connecticut Avenue Securities Trust 2022-R01,
(SOFR30A reference rate + 1.900% spread), 2022 R01,
144A(3)
6.460% 12/25/41 BBB 479,275
560 Connecticut Avenue Securities Trust 2022-R03,
(SOFR30A reference rate + 6.250% spread), 2022 R03,
144A(3)
6.349% 3/25/42 BB- 578,916
145 Connecticut Avenue Securities Trust 2022-R03,
(SOFR30A reference rate + 3.500% spread), 2022 R03,
144A(3)
8.060% 3/25/42 BBB- 146,109

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JMM
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X57,288,637.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 400 Connecticut Avenue Securities Trust 2022-R04,
(SOFR30A reference rate + 3.100% spread), 2022 R04,
144A(3)
7.660% 3/25/42 BBB- $ 396,796
499 Credit Suisse Mortgage Capital Certificates 2019-ICE4,
(1-Month LIBOR reference rate + 1.600% spread), 2019
ICE4, 144A(3)
6.284% 5/15/36 Baa1 487,870
250 CSMC 2014-USA OA LLC, 2014 USA, 144A 4.373% 9/15/37 B- 140,033
90 CSMC Mortgage-Backed Trust 2006-7, 2006 7 6.000% 8/25/36 N/R 37,236
1,140 DB Master Finance LLC, 2017 1A, 144A 4.030% 11/20/47 BBB 1,061,566
296 DB Master Finance LLC, 2021 1A, 144A 2.493% 11/20/51 BBB 251,488
147 Domino's Pizza Master Issuer LLC, 2017 1A, 144A 4.118% 7/25/47 BBB+ 138,932
1,125 Domino's Pizza Master Issuer LLC, 2015 1A, 144A 4.474% 10/25/45 BBB+ 1,087,350
1,416 DRIVEN BRANDS FUNDING LLC, 2019 1A, 144A 4.641% 4/20/49 BBB- 1,329,933
400 Dryden 49 Senior Loan Fund, (3-Month LIBOR reference
rate + 1.600% spread), 2017 49A, 144A(3)
6.395% 7/18/30 Aa1 390,500
375 ELP Commercial Mortgage Trust 2021-ELP, (1-Month
LIBOR reference rate + 2.118% spread), 2021 ELP,
144A(3)
6.803% 11/15/38 N/R 350,108
750 Fannie Mae Connecticut Avenue Securities, (SOFR30A
reference rate + 2.000% spread), 2021 R02, 144A(3)
2.050% 11/25/41 BB 697,241
3,062 Fannie Mae Pool, FN CB3234(4) 3.000% 4/01/52 N/R 2,756,611
2,090 Fannie Mae Pool, FN MA4438, 2021 1(4) 2.500% 10/01/51 N/R 1,803,377
621 Fannie Mae Pool, FN MA4783(4) 4.000% 10/01/52 N/R 594,215
11 Fannie Mae Pool, FN 882685(4) 6.000% 6/01/36 N/R 11,641
565 Fannie Mae Pool, FN MA4733(4) 4.500% 9/01/52 N/R 553,023
33 Fannie Mae Pool, FN 745324(4) 6.000% 3/01/34 N/R 33,634
312 Fannie Mae Pool, FN AW4182(4) 3.500% 2/01/44 N/R 297,103
38 Fannie Mae Pool, FN 766070(4) 5.500% 2/01/34 N/R 39,042
547 Fannie Mae Pool, FN MA3305(4) 3.500% 3/01/48 N/R 516,047
6 Fannie Mae Pool, FN 709700(4) 5.500% 6/01/33 N/R 6,473
9 Fannie Mae Pool, FN 878059(4) 5.500% 3/01/36 N/R 9,547
197 Fannie Mae Pool, FN BM6038(4) 4.000% 1/01/45 N/R 191,997
24 Fannie Mae Pool, FN 995018(4) 5.500% 6/01/38 N/R 25,441
770 Fannie Mae Pool, FN BM5126(4) 3.500% 1/01/48 N/R 726,752
481 Fannie Mae Pool, FN MA4644, 2022 1(4) 4.000% 5/01/52 N/R 460,651
212 Fannie Mae Pool, FN BM5839(4) 3.500% 11/01/47 N/R 202,256
14 Fannie Mae Pool, FN 828346(4) 5.000% 7/01/35 N/R 13,817
50 Fannie Mae REMIC Trust 2002-W1, 2002 W1 4.841% 2/25/42 N/R 49,401
266 Fannie Mae REMIC Trust 2003-W1, 2003 W1 2.506% 12/25/42 N/R 124,997
436 Freddie Mac Gold Pool, FG Q40718(4) 3.500% 5/01/46 N/R 412,467
1,034 Freddie Mac Gold Pool, FG G08528(4) 3.000% 4/01/43 N/R 954,551
469 Freddie Mac Gold Pool, FG G18497(4) 3.000% 1/01/29 N/R 454,081
8 Freddie Mac Gold Pool, FG C00676(4) 6.500% 11/01/28 N/R 8,149
714 Freddie Mac Gold Pool, FG G60138(4) 3.500% 8/01/45 N/R 675,165
297 Freddie Mac Gold Pool, FG G08566(4) 3.500% 1/01/44 N/R 283,160
654 Freddie Mac Gold Pool, FG Q40841(4) 3.000% 6/01/46 N/R 601,222
1,833 Freddie Mac Pool, FR RA6766(4) 2.500% 2/01/52 Aaa 1,590,841
419 Freddie Mac Pool, FR RA7402(4) 3.500% 5/01/52 N/R 389,736
300 Freddie Mac STACR REMIC Trust 2021-HQA1, (SOFR30A
reference rate + 2.250% spread), 2021 HQA1, 144A(3)
6.810% 8/25/33 Baa2 289,186
500 Freddie Mac STACR REMIC Trust 2022-DNA1, (SOFR30A
reference rate + 2.500% spread), 2022 DNA1, 144A(3)
7.060% 1/25/42 BB 462,571
750 Freddie Mac STACR REMIC Trust 2022-DNA2, (SOFR30A
reference rate + 2.400% spread), 2022 DNA2, 144A(3)
6.960% 2/25/42 BBB 729,520
410 Freddie Mac STACR REMIC Trust 2022-DNA3, (SOFR30A
reference rate + 2.900% spread), 2022 DNA3, 144A(3)
7.460% 4/25/42 BBB 407,463
750 Freddie Mac STACR REMIC Trust 2022-DNA4, (SOFR30A
reference rate + 3.350% spread), 2022 DNA4, 144A(3)
7.910% 5/25/42 BBB- 756,133
200 Freddie Mac STACR REMIC Trust 2022-HQA1, (SOFR30A
reference rate + 3.500% spread), 2022 HQA1, 144A(3)
8.060% 3/25/42 BBB- 198,804
500 FREMF 2017-K724 Mortgage Trust, 2017 K724, 144A 3.498% 12/25/49 AA 489,941
39 Ginnie Mae I Pool, GN 631574(4) 6.000% 7/15/34 N/R 40,444

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X57,288,637.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 80 Ginnie Mae I Pool, GN 604567(4) 5.500% 8/15/33 N/R $ 81,320
642 GS Mortgage Securities Corp Trust 2018-TWR, (1-Month
LIBOR reference rate + 1.150% spread), 2018 TWR,
144A(3)
5.834% 7/15/31 AAA 568,812
260 GS Mortgage Securities Trust 2013-GC16, 2013 GC16 5.161% 11/10/46 Aa1 255,516
200 GS Mortgage Securities Trust 2013-GCJ14, 2013 GC14,
144A
4.667% 8/10/46 A2 190,182
48 GSMPS Mortgage Loan Trust 2001-2, 2001 2, 144A 7.500% 6/19/32 N/R 43,964
324 GSMPS Mortgage Loan Trust 2003-3, 2003 3, 144A 7.000% 6/25/43 N/R 331,530
270 GSMPS Mortgage Loan Trust 2005-RP1, 2005 RP1, 144A 8.500% 1/25/35 Caa1 275,251
366 GSMPS Mortgage Loan Trust 2005-RP2, 2005 RP2, 144A 7.500% 3/25/35 B1 353,286
344 GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3, 144A 7.500% 9/25/35 Caa1 332,486
224 GSMPS Mortgage Loan Trust 2005-RP3, 2005 RP3, 144A 8.000% 9/25/35 Caa1 210,586
489 Hardee's Funding LLC, 2020 1A, 144A 3.981% 12/20/50 BBB 424,977
600 Hertz Vehicle Financing III LP, 2021 2A, 144A 1.680% 12/27/27 Aaa 531,460
500 Hudson Yards 2019-55HY Mortgage Trust, 2019 55HY,
144A
2.943% 12/10/41 A1 364,729
127 Impac Secured Assets CMN Owner Trust, 2000 3 8.000% 10/25/30 N/R 112,665
407 J.G. Wentworth XXXVII LLC, 2016 1A, 144A 5.190% 6/17/69 Baa1 370,255
430 J.P. Morgan Chase Commercial Mortgage Securities
Trust 2018-AON, 2018 AON, 144A
4.613% 7/05/31 BBB- 307,450
500 J.P. Morgan Chase Commercial Mortgage Securities
Trust 2018-BCON, 2018 BCON, 144A
3.756% 1/05/31 BBB- 499,360
666 JGWPT XXV LLC, 2012 1A, 144A 7.140% 2/15/67 Aa2 680,306
276 JGWPT XXVI LLC, 2012 2A, 144A 6.770% 10/17/61 Aa3 281,914
191 JP Morgan Alternative Loan Trust 2006-S1, 2006 S1 6.500% 3/25/36 N/R 111,336
500 JP Morgan Chase Commercial Mortgage Securities Trust
2016-JP4, 2016 JP4, 144A
3.383% 12/15/49 BBB- 328,558
368 JP Morgan Chase Commercial Mortgage Securities Trust
2019-ICON UES, 2019 UES, 144A
4.343% 5/05/32 A- 348,729
500 JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN, 2020 NNN, 144A
3.620% 1/16/37 BBB- 419,547
697 JPMDB Commercial Mortgage Securities Trust 2016-C4,
2016 C4
3.068% 12/15/49 A- 569,378
500 JPMDB Commercial Mortgage Securities Trust 2017-C7,
2017 C7, 144A
3.000% 10/15/50 BBB- 270,258
400 Manhattan West 2020-1MW Mortgage Trust, 2020 1MW,
144A
2.335% 9/10/39 Baa2 304,794
206 MASTR Alternative Loan Trust 2004-1, 2004 1 7.000% 1/25/34 N/R 214,583
147 MASTR Alternative Loan Trust 2004-5, 2004 5 7.000% 6/25/34 AA+ 147,659
104 MASTR Asset Securitization Trust 2003-11, 2003 11 5.250% 12/25/33 N/R 101,541
320 Mid-State Capital Corp 2005-1 Trust, 2005 1 5.745% 1/15/40 AA 314,062
110 Mid-State Trust XI, 2003 11 5.598% 7/15/38 A3 107,078
530 Morgan Stanley Bank of America Merrill Lynch Trust
2014-C14, 2014 C14
4.870% 2/15/47 AAA 520,625
250 Morgan Stanley Bank of America Merrill Lynch Trust
2015-C20, 2015 C20
4.455% 2/15/48 N/R 232,498
500 Morgan Stanley Bank of America Merrill Lynch Trust
2016-C28, 2016 C28
4.605% 1/15/49 A3 427,391
33 Morgan Stanley Mortgage Loan Trust 2006-2, 2006 2 5.750% 2/25/36 N/R 30,359
500 MSCG Trust 2015-ALDR, 2015 ALDR, 144A 3.462% 6/07/35 BBB- 413,435
395 MVW 2022-1 LLC, 2022 1A, 144A 4.150% 11/21/39 AAA 379,035
121 MVW Owner Trust 2017-1, 2017 1A, 144A 2.420% 12/20/34 AAA 118,621
1,000 Natixis Commercial Mortgage Securities Trust 2019-
MILE, (1-Month LIBOR reference rate + 2.829% spread),
2019 MILE, 144A(3)
7.657% 7/15/36 N/R 901,444
400 Neuberger Berman Loan Advisers CLO 31 Ltd, (3-Month
LIBOR reference rate + 1.550% spread), 2019 31A,
144A(3)
6.358% 4/20/31 AA 391,272
500 Neuberger Berman Loan Advisers CLO 48 Ltd, (TSFR3M
reference rate + 1.800% spread), 2022 48A, 144A(3)
6.459% 4/25/36 AA 481,792

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JMM
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X57,288,637.00 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)
$ 287 New Residential Mortgage Loan Trust 2014-1, 2014 1A,
144A
6.030% 1/25/54 BBB $ 274,615
545 New Residential Mortgage Loan Trust 2015-2, 2015 2A,
144A
5.382% 8/25/55 Baa1 514,248
297 Planet Fitness Master Issuer LLC, 2022 1A, 144A 3.251% 12/05/51 BBB- 266,284
478 Planet Fitness Master Issuer LLC, 2018 1A, 144A 4.666% 9/05/48 BBB- 462,567
500 PNMAC FMSR ISSUER TRUST 2018-FT1, (1-Month LIBOR
reference rate + 2.350% spread), 2018 FT1, 144A(3)
6.967% 4/25/23 N/R 496,089
500 PNMAC GMSR ISSUER TRUST 2018-GT2, (1-Month
LIBOR reference rate + 2.650% spread), 2018 GT2,
144A(3)
7.495% 8/25/25 N/R 495,224
485 RBS Commercial Funding Inc 2013-SMV Trust, 2013 SMV,
144A
3.584% 3/11/31 BB- 457,638
491 SERVPRO Master Issuer LLC, 2021 1A, 144A 2.394% 4/25/51 BBB- 401,919
270 Sesac Finance LLC, 2019 1, 144A 5.216% 7/25/49 N/R 253,897
57 Sierra Timeshare 2019-3 Receivables Funding LLC, 2019
3A, 144A
4.180% 8/20/36 BB 53,841
207 Sierra Timeshare 2020-2 Receivables Funding LLC, 2020
2A, 144A
3.510% 7/20/37 BBB 195,837
135 SLG Office Trust 2021-OVA, 2021 OVA, 144A 2.851% 7/15/41 BBB- 100,173
375 Sonic Capital LLC, 2020 1A, 144A 3.845% 1/20/50 BBB 345,241
350 Stack Infrastructure Issuer LLC, 2020 1A, 144A 1.893% 8/25/45 A- 319,937
245 Start II LTD, 2019 1, 144A 5.095% 3/15/44 BB 190,186
82 Structured Receivables Finance 2010-A LLC, 2010 A,
144A
5.218% 1/16/46 AAA 80,084
296 Taco Bell Funding LLC, 2021 1A, 144A 1.946% 8/25/51 BBB 257,610
589 Taco Bell Funding LLC, 2016 1A, 144A 4.970% 5/25/46 BBB 575,167
652 Taco Bell Funding LLC, 2021 1A, 144A 2.294% 8/25/51 BBB 544,231
250 VB-S1 Issuer LLC - VBTEL, 2022 1A, 144A 4.288% 2/15/52 BBB- 227,495
250 VNDO Trust 2016-350P, 2016 350P, 144A 3.903% 1/10/35 AA- 218,892
9 Washington Mutual MSC Mortgage Pass-Through
Certificates Series 2004-RA3 Trust, 2004 RA3
5.810% 8/25/38 A 8,705
500 Wells Fargo Commercial Mortgage Trust, 2017 C38 3.903% 7/15/50 A- 415,002
195 Wells Fargo Commercial Mortgage Trust 2016-C33,
2016 C33
3.896% 3/15/59 A- 172,226
393 Wendy's Funding LLC, 2018 1A, 144A 3.884% 3/15/48 BBB 362,999
570 Wendy's Funding LLC, 2021 1A, 144A 2.370% 6/15/51 BBB 478,001
454 Wendy's Funding LLC, 2019 1A, 144A 3.783% 6/15/49 BBB 425,889
988 Wingstop Funding LLC, 2020 1A, 144A 2.841% 12/05/50 N/R 865,588
177 ZAXBY'S FUNDING LLC, 2021 1A, 144A 3.238% 7/30/51 N/R 148,468
Total Asset-Backed and Mortgage-Backed Securities (cost $62,460,904) 57,288,637
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 22,705,777 CORPORATE BONDS - 37.2% (26.4% of Total Investments)
X 22,705,777
Aerospace & Defense - 1.2%
$ 350 Boeing Co/The (4) 3.250% 2/01/28 Baa2 $ 326,134
200 Boeing Co/The (4) 3.625% 2/01/31 Baa2 183,262
200 Rolls-Royce PLC, 144A (4) 5.750% 10/15/27 BB 199,240
Total Aerospace & Defense 708,636
Air Freight & Logistics - 0.1%
100 Cargo Aircraft Management Inc, 144A (4) 4.750% 2/01/28 BB 89,415
Total Air Freight & Logistics 89,415
Automobile Components - 0.2%
50 Dana Inc 4.250% 9/01/30 BB+ 40,075
100 Goodyear Tire & Rubber Co/The 5.250% 4/30/31 BB- 87,896
Total Automobile Components 127,971

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Automobiles - 1.1%
$ 175 Ford Motor Co (4) 3.250% 2/12/32 BB+ $ 137,542
200 Ford Motor Credit Co LLC (4) 6.950% 3/06/26 BB+ 203,000
400 General Motors Financial Co Inc (4) 3.600% 6/21/30 BBB 350,460
Total Automobiles 691,002
Banks - 4.4%
400 Banco Santander SA 2.749% 12/03/30 BBB+ 312,019
900 Bank of America Corp (4) 1.898% 7/23/31 AA- 721,754
150 Caelus Re VI Ltd2020 A (3-Month U.S. Treasury Bill
reference rate + 5.380% spread), 144A (3)
10.070% 6/07/23 N/R 147,570
300 JPMorgan Chase & Co 3.650% 9/01/71 BBB+ 262,500
500 JPMorgan Chase & Co (4) 2.580% 4/22/32 AA- 420,826
295 M&T Bank Corp 3.500% 3/01/72 Baa2 207,678
300 Truist Financial Corp 4.800% 3/01/72 Baa2 262,500
400 Wells Fargo & Co 3.900% 3/15/72 Baa2 353,084
Total Banks 2,687,931
Beverages - 0.1%
75 Primo Water Holdings Inc, 144A 4.375% 4/30/29 B1 65,444
Total Beverages 65,444
Capital Markets - 1.6%
300 Bank of New York Mellon Corp/The 4.700% 9/20/71 Baa1 283,881
250 Compass Group Diversified Holdings LLC, 144A (4) 5.250% 4/15/29 B+ 220,103
500 Goldman Sachs Group Inc/The (4) 1.992% 1/27/32 A2 399,412
100 LPL Holdings Inc, 144A 4.625% 11/15/27 Baa3 94,500
Total Capital Markets 997,896
Chemicals - 1.8%
25 ASP Unifrax Holdings Inc, 144A 5.250% 9/30/28 BB 19,977
250 Calumet Specialty Products Partners LP / Calumet
Finance Corp, 144A
11.000% 4/15/25 B- 257,393
240 EverArc Escrow Sarl, 144A 5.000% 10/30/29 B+ 199,258
375 NOVA Chemicals Corp, 144A (4) 5.000% 5/01/25 BB 357,657
160 OCI NV, 144A 4.625% 10/15/25 BBB- 151,859
120 Tronox Inc, 144A (4) 4.625% 3/15/29 BB- 100,488
Total Chemicals 1,086,632
Commercial Services & Supplies - 0.7%
150 GFL Environmental Inc, 144A (4) 3.500% 9/01/28 BB- 135,750
100 GFL Environmental Inc, 144A (4) 4.250% 6/01/25 BB- 97,573
200 Prime Security Services Borrower LLC / Prime Finance
Inc, 144A (4)
5.750% 4/15/26 BB- 198,500
Total Commercial Services & Supplies 431,823
Communications Equipment - 0.7%
500 T-Mobile USA Inc (4) 2.250% 11/15/31 BBB- 409,394
Total Communications Equipment 409,394
Consumer Finance - 1.0%
300 American Express Co 3.550% 9/15/71 Baa2 253,560
250 Navient Corp (4) 6.125% 3/25/24 Ba3 246,640
170 OneMain Finance Corp (4) 3.500% 1/15/27 BB 142,674
Total Consumer Finance 642,874

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JMM
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Containers & Packaging - 0.3%
$ 200 Ardagh Metal Packaging Finance USA LLC / Ardagh
Metal Packaging Finance PLC, 144A (4)
3.250% 9/01/28 BB $ 172,112
Total Containers & Packaging 172,112
Diversified Telecommunication Services - 1.2%
600 AT&T Inc (4) 2.750% 6/01/31 BBB+ 517,095
200 Iliad Holding SASU, 144A 6.500% 10/15/26 BB- 190,604
Total Diversified Telecommunication Services 707,699
Electronic Equipment, Instruments & Components - 0.3%
200 Imola Merger Corp, 144A (4) 4.750% 5/15/29 BB+ 178,918
Total Electronic Equipment, Instruments & Components 178,918
Energy Equipment & Services - 0.4%
250 Archrock Partners LP / Archrock Partners Finance Corp,
144A (4)
6.875% 4/01/27 B+ 245,312
Total Energy Equipment & Services 245,312
Entertainment - 0.6%
70 Cinemark USA Inc, 144A 8.750% 5/01/25 BB+ 71,465
75 Univision Communications Inc, 144A 4.500% 5/01/29 B+ 63,000
235 Warnermedia Holdings Inc, 144A (4) 4.279% 3/15/32 BBB- 209,807
Total Entertainment 344,272
Financial Services - 0.0%
2 Putnam RE PTE Ltd, 144A (5),(6) 10.184% 6/07/24 N/R 0
Total Financial Services 0
Food Products - 0.4%
250 Chobani LLC / Chobani Finance Corp Inc, 144A (4) 4.625% 11/15/28 B1 227,813
Total Food Products 227,813
Gas Utilities - 1.3%
100 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.875% 4/01/29 B 85,500
75 Ferrellgas LP / Ferrellgas Finance Corp, 144A 5.375% 4/01/26 B 70,219
200 Suburban Propane Partners LP/Suburban Energy
Finance Corp (4)
5.875% 3/01/27 BB- 194,019
475 Superior Plus LP / Superior General Partner Inc, 144A
(4)
4.500% 3/15/29 BB- 424,112
Total Gas Utilities 773,850
Health Care Providers & Services - 0.9%
35 Centene Corp 2.450% 7/15/28 BBB- 30,450
50 CHS/Community Health Systems Inc, 144A 5.625% 3/15/27 BB- 43,894
100 DaVita Inc, 144A 4.625% 6/01/30 B+ 85,359
400 Tenet Healthcare Corp (4) 4.375% 1/15/30 BB- 359,000
50 Tenet Healthcare Corp 4.625% 6/15/28 BB- 46,118
Total Health Care Providers & Services 564,821
Hotels, Restaurants & Leisure - 0.3%
100 Cedar Fair LP / Canada's Wonderland Co / Magnum
Management Corp / Millennium Op, 144A (4)
5.500% 5/01/25 BB+ 99,937
50 International Game Technology PLC, 144A 4.125% 4/15/26 BBB- 48,262
55 Marriott Ownership Resorts Inc, 144A 4.500% 6/15/29 B+ 46,819
Total Hotels, Restaurants & Leisure 195,018

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Insurance - 0.5%
$ 25 AmWINS Group Inc, 144A 4.875% 6/30/29 B- $ 22,125
300 Vitality Re XIV Ltd (3-Month U.S. Treasury Bill reference rate + 3.500% spread), 144A (3)
8.184% 1/05/27 BBB+ 299,640
Total Insurance 321,765
Interactive Media & Services - 0.1%
50 Arches Buyer Inc, 144A 4.250% 6/01/28 B1 41,788
Total Interactive Media & Services 41,788
IT Services - 1.4%
500 Ahead DB Holdings LLC, 144A 6.625% 5/01/28 CCC+ 414,071
500 CA Magnum Holdings, 144A 5.375% 10/31/26 BB- 437,852
Total IT Services 851,923
Life Sciences Tools & Services - 0.6%
340 Avantor Funding Inc, 144A (4) 3.875% 11/01/29 BB 304,300
75 Avantor Funding Inc, 144A 4.625% 7/15/28 BB 71,063
Total Life Sciences Tools & Services 375,363
Machinery - 0.3%
65 Chart Industries Inc, 144A 9.500% 1/01/31 B 68,575
60 Chart Industries Inc, 144A 7.500% 1/01/30 Ba3 61,993
50 WASH Multifamily Acquisition Inc, 144A 5.750% 4/15/26 B- 47,313
Total Machinery 177,881
Media - 0.9%
50 Directv Financing LLC / Directv Financing Co-Obligor
Inc, 144A
5.875% 8/15/27 BBB- 45,285
325 Gray Television Inc, 144A (4) 4.750% 10/15/30 BB- 215,694
200 LCPR Senior Secured Financing DAC, 144A (4) 5.125% 7/15/29 BB+ 168,555
135 Sirius XM Radio Inc, 144A (4) 4.000% 7/15/28 BB 115,957
30 Sirius XM Radio Inc, 144A 3.125% 9/01/26 BB 27,060
Total Media 572,551
Metals & Mining - 1.1%
250 Constellium SE, 144A (4) 3.750% 4/15/29 B+ 216,553
500 SunCoke Energy Inc, 144A (4) 4.875% 6/30/29 BB 435,329
Total Metals & Mining 651,882
Oil, Gas & Consumable Fuels - 3.9%
35 DT Midstream Inc, 144A 4.125% 6/15/29 BB+ 30,685
30 DT Midstream Inc, 144A 4.375% 6/15/31 BB+ 26,136
250 Energy Transfer LP (4) 4.400% 3/15/27 BBB- 242,872
100 EnLink Midstream LLC (4) 5.375% 6/01/29 BBB- 96,250
50 EQT Corp, 144A 3.125% 5/15/26 BBB- 46,247
500 MEG Energy Corp, 144A (4) 5.875% 2/01/29 BB- 481,617
500 MPLX LP (4) 4.800% 2/15/29 BBB 495,348
200 Occidental Petroleum Corp (4) 5.875% 9/01/25 Baa3 201,554
50 Occidental Petroleum Corp 5.500% 12/01/25 Baa3 49,944
125 Parkland Corp, 144A (4) 4.500% 10/01/29 BB 111,067
315 Parkland Corp/Canada, 144A (4) 4.625% 5/01/30 BB 280,035
125 Santos Finance Ltd, 144A (4) 3.649% 4/29/31 BBB 104,399
250 Western Midstream Operating LP (4) 4.300% 2/01/30 BBB- 227,574
Total Oil, Gas & Consumable Fuels 2,393,728

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JMM
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Personal Care Products - 0.1%
$ 50 Kronos Acquisition Holdings Inc / KIK Custom Products
Inc, 144A
5.000% 12/31/26 B2 $ 45,726
Total Personal Care Products 45,726
Pharmaceuticals - 0.6%
200 ORGANON & CO/ORG, 144A (4) 5.125% 4/30/31 BB- 177,529
220 Teva Pharmaceutical Finance Netherlands III BV 6.750% 3/01/28 Ba2 220,024
Total Pharmaceuticals 397,553
Professional Services - 0.2%
150 MPH Acquisition Holdings LLC, 144A (4) 5.500% 9/01/28 B+ 119,258
Total Professional Services 119,258
Real Estate Investment Trusts - 3.5%
650 Brixmor Operating Partnership LP (4) 4.050% 7/01/30 BBB 586,817
200 Essential Properties LP (4) 2.950% 7/15/31 BBB 146,811
500 GLP Capital LP / GLP Financing II Inc (4) 4.000% 1/15/30 BBB- 443,365
150 GLP Capital LP / GLP Financing II Inc (4) 4.000% 1/15/31 BBB- 128,671
250 Iron Mountain Inc, 144A (4) 5.250% 3/15/28 BB- 238,150
75 Iron Mountain Inc, 144A 4.500% 2/15/31 BB- 64,450
100 Kite Realty Group Trust 4.750% 9/15/30 BBB 90,365
325 MPT Operating Partnership LP / MPT Finance Corp (4) 3.500% 3/15/31 BB+ 218,790
250 SITE Centers Corp (4) 4.250% 2/01/26 BBB 238,486
Total Real Estate Investment Trusts 2,155,905
Real Estate Management & Development - 0.5%
325 Kennedy-Wilson Inc (4) 5.000% 3/01/31 BB- 238,483
75 Kennedy-Wilson Inc 4.750% 3/01/29 BB- 59,625
Total Real Estate Management & Development 298,108
Semiconductors & Semiconductor Equipment - 0.7%
500 Broadcom Inc, 144A (4) 2.450% 2/15/31 BBB- 409,359
Total Semiconductors & Semiconductor Equipment 409,359
Software - 0.4%
285 Open Text Corp, 144A (4) 3.875% 12/01/29 BB+ 239,906
Total Software 239,906
Specialty Retail - 1.8%
325 Asbury Automotive Group Inc, 144A (4) 5.000% 2/15/32 BB 284,702
365 Asbury Automotive Group Inc, 144A (4) 4.625% 11/15/29 BB 326,675
50 Bath & Body Works Inc, 144A 6.625% 10/01/30 BB 48,744
75 LCM Investments Holdings II LLC, 144A 4.875% 5/01/29 BB- 62,745
500 Michaels Cos Inc/The, 144A 7.875% 5/01/29 Caa1 350,000
50 Michaels Cos Inc/The, 144A 5.250% 5/01/28 B1 41,672
Total Specialty Retail 1,114,538
Tobacco - 0.8%
600 BAT Capital Corp (4) 2.726% 3/25/31 BBB+ 486,369
Total Tobacco 486,369
Trading Companies & Distributors - 0.9%
455 Albion Financing 2SARL, 144A 8.750% 4/15/27 BB- 392,924
100 H&E Equipment Services Inc, 144A 3.875% 12/15/28 BB- 87,633
50 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 51,340
Total Trading Companies & Distributors 531,897

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Wireless Telecommunication Services - 0.3%
$ 200 Vmed O2 UK Financing I PLC, 144A 4.750% 7/15/31 BB+ $ 171,444
Total Wireless Telecommunication Services 171,444
Total Corporate Bonds (cost $26,297,005) 22,705,777
Principal
Amount (000) Description (1) ,(7) Coupon Maturity Ratings (2) Value
X 899,056 CONTINGENT CAPITAL SECURITIES - 1.5% (1.1% of Total Investments)
X 899,056
Banks - 1.2%
$ 200 Banco Bilbao Vizcaya Argentaria SA 6.500% N/A (8) Ba2 $ 181,500
200 Banco Santander SA 4.750% N/A (8) Ba1 155,250
200 Lloyds Banking Group PLC 7.500% N/A (8) Baa3 185,564
200 Societe Generale SA, 144A 8.000% N/A (8) BB 187,000
Total Banks 709,314
Capital Markets - 0.3%
200 UBS Group AG, 144A 7.000% N/A (8) BBB 189,742
Total Capital Markets 189,742
Total Contingent Capital Securities (cost $1,036,756) 899,056
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 868,441 SOVEREIGN DEBT - 1.4% (1.0% of Total Investments)
X 868,441
Bahrain - 0.4%
$ 250 Bahrain Government International Bond , 144A 7.000% 10/12/28 B+ $ 253,745
Total Bahrain 253,745
Egypt - 0.6%
400 Egypt Government International Bond , 144A 5.875% 6/11/25 B+ 326,196
Total Egypt 326,196
El Salvador - 0.1%
100 El Salvador Government International Bond , 144A 5.875% 1/30/25 CCC+ 77,250
Total El Salvador 77,250
Turkey - 0.3%
250 Turkey Government International Bond 5.950% 1/15/31 B 211,250
Total Turkey 211,250
Total Sovereign Debt (cost $1,007,882) 868,441
Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (2) Value
X 634,492 VARIABLE RATE SENIOR LOAN INTERESTS - 1.0% (0.7% of Total Investments) (9)
X 634,492
Chemicals - 0.3%
$ 196 INEOS Styrolution US
Holding LLC, Term Loan B
7.590% 1-Month LIBOR 2.750% 1/29/26 BB+ $ 194,830
Total Chemicals 194,830
Insurance - 0.3%
197 Alliant Holdings
Intermediate, LLC, Term
Loan B4
8.279% 1-Month LIBOR 3.500% 11/06/27 B 195,276
Total Insurance 195,276

Nuveen Multi-Market Income Fund
(continued)
Portfolio of Investments
March 31, 2023
(Unaudited)

JMM
Investments in Derivatives
kya
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
Principal
Amount (000) Description (1) Coupon (9)
Reference
Rate (9) Spread (9) Maturity (10) Ratings (2) Value
Trading Companies & Distributors - 0.4%
$ 246 Core & Main LP, Term Loan B 7.500% 6-Month 2.500% 6/10/28 B+ $ 244,386
Total Trading Companies & Distributors 244,386
Total Variable Rate Senior Loan Interests (cost $638,386) 634,492
Total Long-Term Investments (cost $91,440,933) 82,396,403
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  5.9% (4.2% of Total Investments)
X 3,593,072 REPURCHASE AGREEMENTS - 5.9% (4.2% of Total Investments)
X 3,593,072
$ 3,593 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 3/31/23, repurchase price
$3,593,503, collateralized by $3,796,600 U.S. Treasury
Note, 2.250%, due 11/15/25, value $3,664,964
1.440% 4/03/23 $ 3,593,072
Total Repurchase Agreements (cost $3,593,072) 3,593,072
Total Short-Term Investments (cost $3,593,072) 3,593,072
Total Investments (cost $ 95,034,005 ) - 140 .9% 85,989,475
Reverse Repurchase Agreements, including accrued interest - (42.0)%(11) (25,654,473)
Other Assets & Liabilities, Net -  1.1%(12) 697,281
Net Assets Applicable to Common Shares - 100% $ 61,032,283
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond 34 6/23 $ 4,622,636 $ 4,798,250 $ 175,614
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (13)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 17,000,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 701,527 $ 701,527

them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed and Mortgage-Backed
Securities $ – $ 57,288,637 $ – $ 57,288,637
Corporate Bonds – 22,705,777 – 22,705,777
Contingent Capital Securities – 899,056 – 899,056
Sovereign Debt – 868,441 – 868,441
Variable Rate Senior Loan Interests – 634,492 – 634,492
Short-Term Investments:
Repurchase Agreements – 3,593,072 – 3,593,072
Investments in Derivatives:
Futures Contracts* 175,614 – – 175,614
Interest Rate Swaps* – 701,527 – 701,527
Total
$ 175,614 $ 86,691,002 $ – $ 86,866,616
* Represents net unrealized appreciation (depreciation).
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $62,784,989 have been pledged as collateral for reverse repurchase agreements.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(8) Perpetual security. Maturity date is not applicable.
(9) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(10) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(11) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 29.8%.
(12) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as well as the
OTC cleared and exchange-traded derivatives, when applicable.
(13) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
SOFR
30A 30 Day Average Secured Overnight Financing Rate
TSFR
3M CME Term SOFR 3 Month